CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets
Cash	$ 384,522	$ 479,694
Prepaid expenses	99,687	111,667
Prepaid taxes	15,400	111,667
Total Current Assets	499,609	591,361
Cash held in Trust Account	33,034,062	334,441,194
TOTAL ASSETS	33,533,671	335,032,555
Current liabilities
Accounts payable and accrued expenses	4,639,823	3,867,106
Accrued offering costs		109,000
Income taxes payable	279,345
Total Current Liabilities	4,919,168	3,976,106
Convertible note - related party	600,000
Warrant liabilities	2,112,863	13,733,608
Deferred underwriting fee payable	11,697,550	11,697,550
TOTAL LIABILITIES	19,329,581	29,407,264
Commitments and Contingencies
Class A common stock subject to possible redemption, 3,232,841 shares at $10.21 and 33,421,570 shares at $10.00 per share as of September 30, 2022 and December 31, 2021, respectively		334,215,700
Stockholders' Deficit
Preferred Stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Accumulated deficit	(18,689,431)	(28,591,245)
Total Stockholders' Deficit	(18,688,565)	(28,590,409)
TOTAL LIABILITIES, CLASS A STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	33,533,671	335,032,555
Class A Common Stock Subject to Redemption
Current liabilities
Class A common stock subject to possible redemption, 3,232,841 shares at $10.21 and 33,421,570 shares at $10.00 per share as of September 30, 2022 and December 31, 2021, respectively	32,892,685	334,215,700
Class B Common Stock [Member]
Stockholders' Deficit
Common Stock	$ 836	$ 836